UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year Ended:      March 31, 2009

Check here if Amendment [   ]; Amendment Number:
                                                  -----

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ----------------------------------------------------
Address:    7701 France Avenue South, Suite 500
            ----------------------------------------------------
            Edina, Minnesota 55435
            ----------------------------------------------------

Form 13F File No: 28-03099
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        --------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        --------------------------------------------------------
Phone:  (952) 841-0400
        --------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne        Edina, Minnesota        April 24, 2009
----------------------------------------------------------------
     Signature)             City/State                (Date)

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:               109

Form 13F Information Table Value Total:          $195,548
                                              (thousands)

List of Other Included Managers:                     None






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

                                                 KOPP INVESTMENT ADVISORS, LLC
                                                   FORM 13F INFORMATION TABLE

                                                        MARCH 31, 2009


                                                                                                       VOTING AUTHORITY
                                                    VALUE
                                TITLE                (X               SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 OF CLASS    CUSIP   $1000)    SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE

3M Company                       COM     88579Y101     733     14,746 SH  N/A    Other      N/A       13,236  N/A     1,510
Accelrys, Inc.                   COM     00430U103      45     11,200 SH  N/A    Other      N/A       11,200  N/A
ADC Telecomm                   COM NEW   000886309   2,612    595,000 SH  N/A    Defined    N/A      595,000  N/A
ADC Telecomm                   COM NEW   000886309   3,859    879,080 SH  N/A    Other      N/A      879,080  N/A
Adept Tech Inc.                COM NEW   006854202   2,976    708,600 SH  N/A    Defined    N/A      708,600  N/A
Adept Tech Inc.                COM NEW   006854202   2,578    613,890 SH  N/A    Other      N/A      609,890  N/A     4,000
American Express                 COM     025816109     440     32,270 SH  N/A    Other      N/A       28,540  N/A     3,730
Amgen Inc. (Calif)               COM     031162100     217      4,390 SH  N/A    Other      N/A        4,390  N/A
Anadarko Petroleum               COM     032511107     863     22,195 SH  N/A    Other      N/A       19,725  N/A     2,470
Angiodynamics                    COM     03475V101   5,573    495,852 SH  N/A    Other      N/A      443,244  N/A    52,608
Array Biopharma Inc.             COM     04269X105   1,412    535,000 SH  N/A    Defined    N/A      535,000  N/A
Array Biopharma Inc.             COM     04269X105   3,048  1,154,480 SH  N/A    Other      N/A    1,029,705  N/A   124,775
ATS Medical Inc.                 COM     002083103     114     45,600 SH  N/A    Other      N/A       45,600  N/A
Bankamerica Corp                 COM     060505104     357     52,418 SH  N/A    Other      N/A       46,153  N/A     6,265
Bookham Inc.                     COM     09856E105   1,031  2,397,994 SH  N/A    Defined    N/A    2,397,994  N/A
Bookham Inc.                     COM     09856E105     875  2,034,820 SH  N/A    Other      N/A    1,991,820  N/A    43,000
Caliper Life Sciences            COM     130872104     475    480,000 SH  N/A    Defined    N/A      480,000  N/A
Caliper Life Sciences            COM     130872104   2,304  2,327,759 SH  N/A    Other      N/A    2,039,359  N/A   288,400
Callidus Software                COM     13123E500      80     27,500 SH  N/A    Other      N/A       27,500  N/A
Caterpillar Inc.                 COM     149123101     599     21,426 SH  N/A    Other      N/A       18,871  N/A     2,555
Cell Genesys Inc.                COM     150921104   1,566  5,400,494 SH  N/A    Defined    N/A    5,400,494  N/A
Cell Genesys Inc.                COM     150921104   1,283  4,426,350 SH  N/A    Other      N/A    4,326,050  N/A   100,300
Cepheid Inc.                     COM     15670R107     473     68,500 SH  N/A    Other      N/A       67,850  N/A       650
Cisco System Inc.                COM     17275R102     235     14,029 SH  N/A    Other      N/A       13,379  N/A       650
Compellent Technologies, inc.    COM     20452A108   3,006    277,090 SH  N/A    Other      N/A      239,490  N/A    37,600
Comverge Inc.                    COM     205859101   4,026    579,225 SH  N/A    Other      N/A      503,625  N/A    75,600
ConocoPhillips                   COM     20825C104     636     16,240 SH  N/A    Other      N/A       14,370  N/A     1,870
Cybersource Corp.                COM     23251J106   2,666    180,000 SH  N/A    Defined    N/A      180,000  N/A
Cybersource Corp.                COM     23251J106   3,048    205,800 SH  N/A    Other      N/A      181,522  N/A    24,278
Dexcom Inc.                      COM     252131107     189     45,700 SH  N/A    Other      N/A       45,700  N/A
Dow Chemical Co.                 COM     260543103     357     42,335 SH  N/A    Other      N/A       37,535  N/A     4,800
Durect Corp.                     COM     266605104     836    375,000 SH  N/A    Defined    N/A      375,000  N/A
Durect Corp.                     COM     266605104   2,187    980,639 SH  N/A    Other      N/A      850,689  N/A   129,950
EDCI Holdings, Inc.              COM     268315108      84     20,000 SH  N/A    Defined    N/A       20,000  N/A
EDCI Holdings, Inc.              COM     268315108      43     10,300 SH  N/A    Other      N/A       10,300  N/A
Emcore Corp.                     COM     290846104   1,816  2,390,000 SH  N/A    Defined    N/A    2,390,000  N/A
Emcore Corp.                     COM     290846104   1,513  1,990,243 SH  N/A    Other      N/A    1,867,093  N/A   123,150
Entergy Corp New                 COM     29364G103     729     10,704 SH  N/A    Other      N/A        9,544  N/A     1,160
Epicor Software Corp.            COM     29426L108   4,919  1,291,000 SH  N/A    Defined    N/A    1,291,000  N/A
Epicor Software Corp.            COM     29426L108   1,028    269,770 SH  N/A    Other      N/A      268,170  N/A     1,600
Extreme Networks                 COM     30226D106      23     15,000 SH  N/A    Defined    N/A       15,000  N/A
Extreme Networks                 COM     30226D106   2,720  1,789,485 SH  N/A    Other      N/A    1,569,335  N/A   220,150
FedEx Corp.                      COM     31428X106     608     13,675 SH  N/A    Other      N/A       12,215  N/A     1,460
Finisar Corp.                    COM     31787A101   2,238  5,085,800 SH  N/A    Defined    N/A    5,085,800  N/A
Finisar Corp.                    COM     31787A101   4,661 10,593,721 SH  N/A    Other      N/A    9,765,971  N/A   827,750
Halliburton Company              COM     406216101     633     40,948 SH  N/A    Other      N/A       36,048  N/A     4,900
Harmonic Inc.                    COM     413160102   2,408    370,398 SH  N/A    Defined    N/A      370,398  N/A
Harmonic Inc.                    COM     413160102   3,434    528,368 SH  N/A    Other      N/A      461,518  N/A    66,850
Harris Stratex Networks          CL A    41457P106   1,237    321,250 SH  N/A    Defined    N/A      321,250  N/A
Harris Stratex Networks          CL A    41457P106     652    169,275 SH  N/A    Other      N/A      167,900  N/A     1,375
Harvard Bioscience               COM     416906105   1,492    500,667 SH  N/A    Defined    N/A      500,667  N/A
Harvard Bioscience               COM     416906105   1,135    380,755 SH  N/A    Other      N/A      339,280  N/A    41,475
Hershey Foods Corp.              COM     427866108     241      6,935 SH  N/A    Other      N/A        6,935  N/A
Home Depot Inc.                  COM     437076102     819     34,760 SH  N/A    Other      N/A       30,060  N/A     4,700
Illumina, Inc.                   COM     452327109     653     17,540 SH  N/A    Other      N/A       17,540  N/A
Intel Corp.                      COM     458140100     409     27,189 SH  N/A    Other      N/A       26,771  N/A       418
Intl. Business Machines          COM     459200101     207      2,134 SH  N/A    Other      N/A        2,134  N/A
Iris Intl Inc                    COM     46270W105     519     45,000 SH  N/A    Defined    N/A       45,000  N/A
Iris Intl Inc                    COM     46270W105   6,062    525,745 SH  N/A    Other      N/A      472,145  N/A    53,600
Johnson & Johnson                COM     478160104     787     14,955 SH  N/A    Other      N/A       13,470  N/A     1,485
Johnson Controls Inc.            COM     478366107     588     49,020 SH  N/A    Other      N/A       43,915  N/A     5,105
Marriott Intl. Inc.              CL A    571903202     716     43,754 SH  N/A    Other      N/A       38,549  N/A     5,205
Medarex Inc.                     COM     583916101   4,874    950,000 SH  N/A    Defined    N/A      950,000  N/A
Medarex Inc.                     COM     583916101   6,331  1,234,046 SH  N/A    Other      N/A    1,141,996  N/A    92,050
Microsoft Corp.                  COM     594918104     264     14,362 SH  N/A    Other      N/A       13,950  N/A       412
Mindspeed Tech                 COM NEW   602682205     605    488,046 SH  N/A    Defined    N/A      488,046  N/A
Mindspeed Tech                 COM NEW   602682205     307    247,733 SH  N/A    Other      N/A      245,733  N/A     2,000
Monogram Biosciences           COM NEW   60975U207     537    211,300 SH  N/A    Defined    N/A      211,300  N/A
Monogram Biosciences           COM NEW   60975U207   4,520  1,779,608 SH  N/A    Other      N/A    1,602,042  N/A   177,566
NetScout Systems Inc.            COM     64115T104   1,506    210,279 SH  N/A    Other      N/A      186,679  N/A    23,600
Network Equipment                COM     641208103   8,121  2,294,000 SH  N/A    Defined    N/A    2,294,000  N/A
Network Equipment                COM     641208103   6,658  1,880,730 SH  N/A    Other      N/A    1,725,280  N/A   155,450
Nuvasive Inc                     COM     670704105   5,980    190,578 SH  N/A    Other      N/A      168,208  N/A    22,370
Oplink Communications          COM NEW   68375Q403   2,310    300,000 SH  N/A    Defined    N/A      300,000  N/A
Oplink Communications          COM NEW   68375Q403   1,376    178,697 SH  N/A    Other      N/A      177,269  N/A     1,428
Orthovita Inc.                   COM     68750U102   4,272  1,593,850 SH  N/A    Other      N/A    1,406,350  N/A   187,500
Pepsico Inc.                     COM     713448108     825     16,018 SH  N/A    Other      N/A       14,118  N/A     1,900
Pfizer Inc.                      COM     717081103     208     15,245 SH  N/A    Other      N/A       15,245  N/A
Phase Forward Inc.               COM     71721R406   6,658    520,573 SH  N/A    Other      N/A      462,623  N/A    57,950
Phoenix Technologies             COM     719153108     194    120,000 SH  N/A    Defined    N/A      120,000  N/A
Phoenix Technologies             COM     719153108     794    490,325 SH  N/A    Other      N/A      418,200  N/A    72,125
PLX Technology                   COM     693417107   1,400    645,000 SH  N/A    Defined    N/A      645,000  N/A
PLX Technology                   COM     693417107   1,914    882,150 SH  N/A    Other      N/A      792,850  N/A    89,300
PMC-Sierra Inc.                  COM     69344F106     764    120,000 SH  N/A    Defined    N/A      120,000  N/A
PMC-Sierra Inc.                  COM     69344F106     255     40,000 SH  N/A    Other      N/A       40,000  N/A
Procter & Gamble                 COM     742718109     701     14,886 SH  N/A    Other      N/A       13,301  N/A     1,585
Progressive Corp                 COM     743315103     731     54,375 SH  N/A    Other      N/A       46,530  N/A     7,845
RAE Systems                      COM     75061P102   1,349  2,870,086 SH  N/A    Defined    N/A    2,870,086  N/A
RAE Systems                      COM     75061P102   1,469  3,126,400 SH  N/A    Other      N/A    2,953,350  N/A   173,050
Regeneron Pharma                 COM     75886F107     970     70,000 SH  N/A   Defined     N/A       70,000  N/A
Regeneron Pharma                 COM     75886F107   3,858    278,345 SH  N/A    Other      N/A      255,795  N/A    22,550
RF Monolithics Inc.              COM     74955F106       9     25,000 SH  N/A    Other      N/A       25,000  N/A
RTI Biologics, Inc.              COM     74975N105   2,180    765,000 SH  N/A   Defined     N/A      765,000  N/A
RTI Biologics, Inc.              COM     74975N105   7,012  2,460,335 SH  N/A    Other      N/A    2,232,335  N/A   228,000
Sangamo Biosciences              COM     800677106   4,779  1,129,790 SH  N/A   Defined     N/A    1,129,790  N/A
Sangamo Biosciences              COM     800677106   5,678  1,342,230 SH  N/A    Other      N/A    1,253,530  N/A    88,700
Schwab Charles Corp.             COM     808513105     837     53,980 SH  N/A    Other      N/A       47,705  N/A     6,275
SonoSite Inc.                    COM     83568G104     988     55,285 SH  N/A    Other      N/A       45,660  N/A     9,625
SPDR Trust Ser 1              UNIT SER 1 78462F103     791      9,950 SH  N/A    Other      N/A        9,950  N/A
SunPower Corp. Cl A              CL A    867652109     997     41,460 SH  N/A    Other      N/A       37,500  N/A     3,960
Superconductor Tech            COM NEW   867931305     808    807,500 SH  N/A   Defined     N/A      807,500  N/A
Superconductor Tech            COM NEW   867931305     207    206,700 SH  N/A    Other      N/A      206,700  N/A
Synovis Life Tech                COM     87162G105   3,113    224,915 SH  N/A    Other      N/A      201,240  N/A    23,675
Tellabs Inc.                     COM     879664100     120     26,310 SH  N/A    Other      N/A       26,310  N/A
Thoratec Corp.                 COM NEW   885175307   2,808    109,320 SH  N/A    Other      N/A       96,695  N/A    12,625
Verizon Comm                     COM     92343V104     867     28,715 SH  N/A    Other      N/A       25,470  N/A     3,245
VNUS Medical Technologies        COM     928566108   1,132     53,200 SH  N/A    Other      N/A       48,500  N/A     4,700
Wal-Mart Stores Inc.             COM     931142103     241      4,630 SH  N/A    Other      N/A        4,460  N/A       170
Western Union                    COM     959802109     157     12,525 SH  N/A    Other      N/A       12,525
REPORT SUMMARY                   109               195,548






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